Summary of Significant Accounting Policies - Schedule Of Reconciliation Of Ordinary Shares Subject To Possible Redemption (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds				$ 230,000,000
Class A ordinary shares issuance costs				(21,834,402)
Fair value of Public Warrants at issuance				(5,784,500)
Remeasurement of Class A ordinary shares to redemption value	$ 0	$ 4,080,757	$ 2,316,046	29,918,902
Redemption of Class A ordinary shares		(189,434,603)
Class A ordinary shares subject to possible redemption	$ 49,262,200	$ 49,262,200	$ 234,616,046	$ 232,300,000